Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - GungHo Online Entertainment, Inc - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Receivables	₩ 5,254	₩ 2,547
Payables	₩ 7	₩ 5